Cover	Jul. 22, 2025
Cover [Abstract]
Entity Registrant Name	Freeze Tag, Inc.
Entity Central Index Key	0001485074
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jul. 22, 2025
Entity File Number	000-54267
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	20-4532392
Entity Address Address Line 1	360 E. 1st Street
Entity Address Address Line 2	#450
Entity Address City Or Town	Tustin
Entity Address State Or Province	CA
Entity Address Postal Zip Code	92780
City Area Code	714
Local Phone Number	210-3850
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false